Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and accrued revenues
Schedule of prepaid expenses and accrued revenues

Skr mn	Dec 31, 2018	Dec 31, 2017
Interest income accrued	2,643	2,075
Prepaid expenses and other accrued revenues	14	16
Total	2,657	2,091